Offerings - Offering: 1	Feb. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, to be issued pursuant to the Solid Power, Inc. 2021 Equity Incentive Plan
Amount Registered | shares	10,059,058
Proposed Maximum Offering Price per Unit	3.38
Maximum Aggregate Offering Price	$ 33,999,616.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,695.35
Offering Note	(1)(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the amount to be registered also covers any additional shares of the Registrant's common stock, par value $0.0001 per share ("common stock"), as the case may be, that become issuable under the Solid Power, Inc. 2021 Equity Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's common stock. (b) The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(c) and Rule 457(h) solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on February 23, 2026, which date is within five business days prior to the filing of this Registration Statement. (c) The Amount Registered represents 10,059,058 additional shares of the Registrant's common stock that became available for issuance on January 1, 2026 under the Plan, by operation of an automatic annual increase provision therein.